Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 7 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2022 and 2021, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2022	2021
Machinery equipment	$7,524	$57,094
Electronic equipment	17,784	19,724
Office equipment	6,088	151
Buildings	735,795	735,795
Total property, plant and equipment	767,190	812,765
Less: accumulated depreciation	(62,547)	(31,095)
Less: impairment loss	(6,599)	-
Translation adjustments	-	-
Property, plant and equipment, net	$698,044	$781,670

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $62,547, $31,095 and $363,098, respectively.

As of December 31, 2021 and 2020, certain property, plant and equipment with net book value of $55.25 and $6,174,867 were pledged as collateral under certain loan arrangements, respectively (also see Note 4). In connection with the discontinued operations of Tiandihui (see Note 4), such pledged assets were reclassified and included in the “non-current assets held for sales” as reflected in the consolidated balance sheets.

As of December 31, 2021 and 2020, certain buildings with net book value of $552,529 and $5,890,975 were judicially seized by the court. In connection with the discontinued operations of Tiandihui (see Note 4), such pledged assets were reclassified and included in the “non-current assets held for sales” as reflected in the consolidated balance sheets.